Fair Value Measurements (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value of derivative warrant liability			$ 1,494,000
Fair value of warrant liabilities	$ 85,040	$ 1,256,462